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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         / /    (a)

              or fiscal year ending:      12/31/99   (b)

Is this a transition report? (Y/N)   N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:          NATIONAL INTEGRITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT III
     B.  File Number: 811-         8752
     C.  Telephone Number:         502-582-7900

1.   A.  Street:                   515 WEST MARKET STREET, 8TH FLOOR
     B.  City:                     LOUISVILLE
     C.  State:                    KENTUCKY
     D.  Zip Code:                 40202                       Zip Ext:
     E.  Foreign Country:                                      Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)  N
                                                                -----------------------------------------------------

4.   Is this the last filing on this form by Registrant? (Y/N)   N
                                                                -----------------------------------------------------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)  N
     (If answer is "Y" (Yes), complete only items 89 through 110.)   ------------------------------------------------

6.   Is Registrant a unit investment trust (UIT)? (Y/N)             Y
     (If answer is "Y" (Yes), complete only items 111 through 132. --------------------------------------------------

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)
        (If answer is "N" (No), go to item 8.)                      -------------------------------------------------

     B.  How many separate series or portfolios did Registrant have at the end of the period?
                                                                                                ---------------------

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
For period ending:  12/31/99                                                          -------------------------------
                    -------------------------
File number 811-    8752
                    -------------------------                                         -------------------------------


UNIT INVESTMENT TRUSTS

111.  A. / / Depositor Name:    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                              ---------------------------------------------------------------------------------------

      B. / / File Number (if any):   811-8752
                                   ----------------------------------------------------------------------------------

      C. / / City:   LOUISVILLE    State:  KENTUCKY           Zip Code:   40202             Zip Ext:
                    ------------          -----------------              -----------------              -------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

111.  A. / / Depositor Name:
                              ---------------------------------------------------------------------------------------

      B. / / File Number (if any):
                                   ----------------------------------------------------------------------------------

      C. / / City:                 State:                     Zip Code:                     Zip Ext:
                   ---------------       --------------------           -------------------            --------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

112.  A. / / Sponsor Name:
                              ---------------------------------------------------------------------------------------

      B. / / File Number (if any):
                                   ----------------------------------------------------------------------------------

      C. / / City:                 State:                     Zip Code:                     Zip Ext:
                   ---------------       --------------------           -------------------            --------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

112.  A. / / Sponsor Name:
                              ---------------------------------------------------------------------------------------

      B. / / File Number (if any):
                                   ----------------------------------------------------------------------------------

      C. / / City:                 State:                     Zip Code:                     Zip Ext:
                   ---------------       --------------------           -------------------            --------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

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
                                                                                      ------------------------------
For period ending:  12/31/99                                                          If filing more than on
                    -------------------------                                         page 48, "X" box:          / /
File number 811-    8752                                                              ------------------------------
                    -------------------------



113.  A. / / Trustee Name:
                              ---------------------------------------------------------------------------------------

      B. / / City:                 State:                     Zip Code:                     Zip Ext:
                   ---------------       --------------------           -------------------            --------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

113.  A. / / Trustee Name:
                              ---------------------------------------------------------------------------------------

      B. / / City:                 State:                     Zip Code:                     Zip Ext:
                   ---------------       --------------------           -------------------            --------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

114.  A. / / Principal Underwriter Name:   ARM SECURITIES CORPORATION
                                         ----------------------------------------------------------------------------

      B. / / File Number: 8-   14810
                             -------------------

      C. / / City:   NEW ULM       State:  MN                 Zip Code:   56073             Zip Ext:     0069
                   ---------------       --------------------           -------------------            --------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

114.  A. / / Principal Underwriter Name:
                                         ----------------------------------------------------------------------------

      B. / / File Number: 8-
                             -------------------

      C. / / City:                 State:                     Zip Code:                     Zip Ext:
                   ---------------       --------------------           -------------------            --------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

115.  A. / / Independent Public Accountant Name:     ERNST & YOUNG, LLP
                                                   ------------------------------------------------------------------

      B. / / City:   LOUISVILLE    State:  KENTUCKY           Zip Code:   40202             Zip Ext:
                   ---------------       --------------------           -------------------            --------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

115.  A. / / Independent Public Accountant Name:
                                                   ------------------------------------------------------------------

      B. / / City:                 State:                     Zip Code:                     Zip Ext:
                   ---------------       --------------------           -------------------            --------------

         / / Foreign Country:                                      Foreign Postal Code:
                              ------------------------------                           ------------------------------

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
                                                                                      ------------------------------
For period ending:  12/31/99                                                          If filing more than on
                    -------------------------                                         page 49, "X" box:          / /
File number 811-    8752                                                              ------------------------------
                    -------------------------



116. Family of investment companies information:

       A. / / Is Registrant part of a family of investment companies? (Y/N)  N
                                                                            -----------------------------------------

       B. / / Identify the family in 10 letters:
                                                ---------------------------------------------------------------------

               (NOTE:  In filing this form, use this  identification  consistently  for all investment  companies in family. This designation is for purposes of this form only.)

117.   A. / /  Is Registrant a separate account of an insurance company? (Y/N)   Y
                                                                                -------------------------------------
               If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B. / /  Variable annuity contracts? (Y/N)   Y
                                                  -------------------------------------------------------------------

       C. / /   Scheduled premium variable life contracts? (Y/N)
                                                                 ----------------------------------------------------

       D. / /  Flexible premium variable life contracts? (Y/N)
                                                               ------------------------------------------------------

       E. / /  Other types of insurance products registered under the Securities Act of 1933? (Y/N)
                                                                                                  -------------------

118.    / / State the number of series existing at the end of the period that had securities registered under the
            Securities Act of 1933.   1
                                     --------------------------------------------------------------------------------

119.    / / State the  number of new  series  for which  registration  statements  under the  Securities  Act of 1933
            became effective during the period.   0
                                                 --------------------------------------------------------------------

120.    / / State the total value of the portfolio securities on the date of the deposit for the new series included in Item 119 ($000s omitted).
                                       ------------------------------------------------------------------------------

121.    / / State the number of series for which a current prospectus was in existence at the end of the period.
             0
            ---------------------------------------------------------------------------------------------------------

122.    / / State the number of existing series for which additional units were registered under the Securities
            Act of 1933.  0
                         --------------------------------------------------------------------------------------------

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
                                                                                      ------------------------------
For period ending:  12/31/99                                                          If filing more than on
                    -------------------------                                         page 50, "X" box:          / /
File number 811-    8752                                                              ------------------------------
                    -------------------------



123.    / /  State the total value of the additional units considered in answering Item 22 ($000s omitted).

             --------------------------------------------------------------------------------------------------------

124.    / /  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000s omitted).
                                                     ----------------------------------------------------------------

125.    / /  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers)
             by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
             ($000s omitted).
                             ----------------------------------------------------------------------------------------

126.    / /  Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000s omitted).
                                                                                     --------------------------------

127.    / /  List opposite the appropriate description below, the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                    Total Income
                                                      Number of Series        Total Assets          Distributions
                                                         Investing          ($000s omitted)        ($000s omitted)
                                                     -------------------   -------------------   --------------------
A.   U.S. Treasury direct issue
                                                     -------------------   -------------------   --------------------

B.   U.S. Government agency
                                                     -------------------   -------------------   --------------------

C.   State and municipal tax-free
                                                     -------------------   -------------------   --------------------

D.   Public utility debt
                                                     -------------------   -------------------   --------------------

E.   Brokers or dealers debt or debt of brokers'
       or dealers' parent
                                                     -------------------   -------------------   --------------------

F.   All other corporate intermed. & long-term debt
                                                     -------------------   -------------------   --------------------

G.   All other corporate short-term debt
                                                     -------------------   -------------------   --------------------

H.   Equity securities of brokers or dealers or
       parents of brokers or dealers
                                                     -------------------   -------------------   --------------------

I.   Investment company equity securities
                                                     -------------------   -------------------   --------------------

J.   All other equity securities                             1             $        0            $        0
                                                     -------------------   -------------------   --------------------

K.   Other securities
                                                     -------------------   -------------------   --------------------

L.   Total assets of all series of registrant                1             $        0            $        0
                                                     -------------------   -------------------   --------------------


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
                                                                                      ------------------------------
For period ending:  12/31/99                                                          If filing more than on
                    -------------------------                                         page 51, "X" box:          / /
File number 811-    8752                                                              ------------------------------
                    -------------------------



128.  / /  Is the timely  payment of  principal  and  interest  on any of the  portfolio  securities  held by any of
           Registrant's series at the end of the current period insured or guaranteed by an entity other than the
           issuer? (Y/N)    N
                            -----------------------------------------------------------------------------------------

           [If answer is "N" (No), go to Item 131.]

129.  / /  Is the issuer of any  instrument  covered in Item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                               ------------------------------------------------------

           [If answer is "N" (No), go to Item 131.]

130.  / /  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in Item 129 derived from insurance or guarantees? (Y/N)
                                                                               --------------------------------------

131.  / /  Total expenses incurred by all series of Registrant during the current reporting period ($000s omitted).
           $ 0
           ----------------------------------------------------------------------------------------------------------

132.  / /  List the "811" (Investment Company Act of 1940) registration number for all Series or Registrant that are being included in this filing:

              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------
              811-                 811-               811-                811-                 811-
                   --------------       -------------       -------------       --------------      -------------

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
                                                                                      ------------------------------
For period ending:  12/31/99
                    -------------------------
File number 811-    8752                                                              ------------------------------
                    -------------------------



         This report is signed on behalf of the registrant in Louisville, Kentucky on the 23th day of February, 2000.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT III




By:                  /S/ Edward L. Zeman
                  ----------------------------------------
                  Edward L. Zeman, Executive Vice President
                  and Chief Financial Officer


Witness:             /S/ Patricia Tackett
                  ----------------------------------------
                  Patricia Tackett, Secretary